Business, Acquisition of Assets and Basis of Presentation - Future Amortization Expense (Detail) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Patents, net	$ 628,776	$ 699,563
Prostascint Business [Member]
Finite-Lived Intangible Assets [Line Items]
2016	159,000
2017	159,000
2018	159,000
2019	159,000
2020	159,000
Thereafter	775,000
Patents, net	$ 1,570,000